Related Party Balance And Transactions - Schedule of Major Transactions with Related Parties (Details) ¥ in Millions			1 Months Ended		12 Months Ended
	Mar. 22, 2021 USD ($)	Mar. 22, 2021 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Issuance of loans							$ 94,738
Beijing Puyan
Related Party Transaction [Line Items]
Issuance of loans	$ 4,200,000	¥ 30.3
Interest income					$ 31,500	$ 2,000	7,000
Ding Rui
Related Party Transaction [Line Items]
Payment of interest free advance							300,000	¥ 1.9	$ 240,000	¥ 1.7
Executive Officers
Related Party Transaction [Line Items]
Payment of interest free advance			$ 27,000	¥ 0.2
Hou Yifei
Related Party Transaction [Line Items]
Payment of interest free advance							400,000	¥ 2.9
Related Party | Beijing Puyan
Related Party Transaction [Line Items]
Issuance of loans						1,404
Proceeds from repayment of loans					0	54,762	2,886,378
Interest income					31,450	1,571	6,709
Related Party | Ding Rui
Related Party Transaction [Line Items]
Payment of interest free advance					0		270,823
Proceeds from collection of the advance						270,001	244,092
Related Party | Zhichong Technology Co Ltd
Related Party Transaction [Line Items]
Purchase of materials					147,611	428,046	70,698
Sell products					10,407
Related Party | Zhichong New Energy
Related Party Transaction [Line Items]
Issuance of loans							94,738
Proceeds from repayment of loans						25,071
Sell products					$ 743,420	1,690,196	406,373
Related Party | Executive Officers
Related Party Transaction [Line Items]
Payment of interest free advance							27,483
Proceeds from collection of the advance							27,483
Related Party | Hou Yifei
Related Party Transaction [Line Items]
Payment of interest free advance							$ 406,237
Proceeds from collection of the advance						$ 405,938